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     2002 Annual Report
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     JANUS INSTITUTIONAL CASH RESERVES FUND
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                                                                    [LOGO] JANUS

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

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TABLE OF CONTENTS

     Portfolio Manager Commentary and Schedule of Investments .......     1

     Statement of Assets and Liabilities ............................     4

     Statement of Operations ........................................     5

     Statement of Changes in Net Assets .............................     6

     Financial Highlights ...........................................     7

     Notes to Schedule of Investments ...............................     8

     Notes to Financial Statements ..................................     9

     Report of Independent Accountants ..............................    11

     Explanations of Charts, Tables and Financial Statements ........    12

     Trustees and Officers ..........................................    14

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JANUS INSTITUTIONAL CASH RESERVES FUND                      Sharon Pichler,
                                                            portfolio manager

In a surprise move shortly after period-end, the Federal Reserve Board voted to lower overnight interest rates to 1.25%, a one-half percentage point reduction. Although the market was factoring in a quarter-point cut, the larger-than-expected easing left investors perplexed. Was the Fed simply providing an added dose of monetary stimulus or was it telling us that the economy was considerably worse off than it appeared? In the aftermath of its decision, the Fed indicated that it saw no need for further cuts, evidenced by its shift in bias from weakness to neutral. Nevertheless, as the economic recovery continued to languish, money fund investors struggled with dramatically lower yields, a limited supply of available securities and an ongoing climate of credit deterioration.

[PHOTO]

As we began to anticipate the Fed's rate cut, we were able to extend the Fund's maturity to capture some higher yields before they disappeared. We believe, those trades will benefit the yield on the Fund for awhile. We think the economy will likely continue its anemic recovery, and that, as a result, interest rates are more likely to be higher a year from now than lower. This outlook provides the basis for expectations for a steeper short-term yield curve. Considering that a slow-growth economy will most likely keep overnight rates unchanged for at least the next six months, we have been more apt to explore one-year maturities, which represent the long end of our universe. Uncertainty, however, keeps us on a steady path and prevents us from positioning the Fund too aggressively.

More than a year after the horrific events of September 11, it appears that corporate greed and fraud may have inflicted more damage on the U.S. economy than the attacks themselves. In retrospect, none of the accounting scandals appears to have harmed the broader money fund marketplace. All the same, we remain on heightened alert, guarding against the sort of fraudulent financial reporting that brought down companies such as Enron and WorldCom. Furthermore, because of recent economic and financial hardships, a number of previously solid companies are either not eligible or barely eligible to issue short-term securities. With new and tighter standards for accounting disclosure now signed into law, we are continuously revisiting all of our approved names, confirming that they are employing the most judicious practices. We are confident that these issuers are adhering to standards that are as strict as or even stricter than those currently in place.

In conclusion, regardless of economic direction or other exogenous events, our goal remains the same: vigilant preservation of principal and assurance of liquidity through the careful and flexible selection of lower-risk investments.

Thank you for your continued investment in Janus Institutional Cash Reserves
Fund.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund(s) seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund(s).

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

There is no assurance that the investment process will consistently lead to successful investing.

                     Janus Institutional Cash Reserves Fund  October 31, 2002  1

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JANUS INSTITUTIONAL CASH RESERVES FUND

Schedule of Investments

Principal Amount                                                   Market Value
================================================================================
Certificates of Deposit - 20.4%
$ 25,000,000    Abbey National Treasury Services, New York
                  2.05%, 10/23/03 ...........................     $   25,000,000
  20,000,000    Bank of Nova Scotia, Portland
                  2.85%, 3/19/03 ............................         20,029,207
  50,000,000    Bayerische Landesbank Girozentrale
                  New York, 2.00%, 8/12/03 ..................         50,000,000
  20,000,000    Canadian Imperial Bank of Commerce
                  New York, 2.52%, 5/14/03 ..................         19,985,287
  15,000,000    Comerica Bank
                  2.275%, 6/23/03 ...........................         15,056,200
  20,000,000    Foreningssparbanken A.B., New York
                  2.66%, 5/15/03 ............................         20,000,000
  20,000,000    KBC Bank N.V., New York
                  2.445%, 2/4/03 ............................         20,009,054
                Natexis Banques Populaires, New York:
  20,000,000      2.65%, 5/15/03 ............................         20,001,055
  25,000,000      2.05%, 10/23/03 ...........................         25,000,000
  20,000,000    Royal Bank of Scotland, New York
                  2.72%, 6/16/03 ............................         20,000,000
                Societe Generale N.A., Inc.:
  25,000,000      2.04%, 9/3/03 .............................         25,002,082
  20,000,000      1.90%, 10/9/03 ............................         20,000,000
  20,000,000    Standard Charter Bank, New York
                  2.63%, 5/15/03 ............................         20,001,055
                Westdeutsche Landesbank Girozentrale
                  New York:
  20,000,000      2.13%, 7/21/03 ............................         20,000,000
  25,000,000      1.92%, 9/29/03 ............................         25,000,000
  20,000,000    Westpac Banking Corp., New York
                  2.355%, 3/10/03 ...........................         19,995,779
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Total Certificates of Deposit (cost $365,079,719) ...........        365,079,719
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Commercial Paper - 27.8%
  20,000,000    Ariesone Metafolio Corp.
                  1.85%, 11/13/02+ ..........................         19,987,667
                Banco Bilbao Vizcaya Argentaria Puerto Rico:
  15,000,000      1.75%, 1/8/03+,ss. ........................         14,950,417
  25,000,000      1.85%, 1/16/03+,ss. .......................         24,902,361
  25,000,000    Banco Santander Puerto Rico
                  1.81%, 11/6/02 ............................         24,993,715
                Bavaria Trust Corp.:
  10,000,000      1.90%, 1/15/03+ ...........................          9,960,417
  25,000,000      1.85%, 1/16/03+ ...........................         24,902,361
  25,000,000      1.85%, 1/17/03+ ...........................         24,901,076
  25,000,000      1.85%, 1/21/03+ ...........................         24,895,937
                Check Point Charlie, Inc.:
  25,000,000      1.82%-1.84%, 12/10/02+ ....................         24,950,275
  10,000,000      1.83%, 12/16/02+ ..........................          9,977,125
  19,400,000      1.85%, 1/16/03+ ...........................         19,324,232
  16,170,000      1.81%, 2/24/03+ ...........................         16,076,506
  10,000,000    CIT Group, Inc.
                  1.82%, 11/26/02 ...........................          9,987,361
  30,000,000    Countrywide Home Loans, Inc.
                  1.78%, 12/30/02 ...........................         29,912,483

Commercial Paper - (continued)
                Depfa Bank Europe PLC:
$ 20,000,000      2.00%, 3/11/03+ ...........................     $   19,855,555
  10,000,000      1.90%, 4/11/03+ ...........................          9,915,028
  17,000,000    Idaho Power Corp.
                  1.85%, 11/14/02 ...........................         16,988,643
                K2 (U.S.A.) LLC:
  20,000,000      2.03%, 11/27/02+ ..........................         19,970,678
  21,000,000      1.70%, 2/10/03+ ...........................         20,899,842
  40,000,000    Landesbank Schleswig-Holstein Girozentrale
                  1.73%-2.56%, 5/15/03+ .....................         39,535,250
                Rinker Materials Corp.:
  10,000,000      1.84%, 11/1/02 ............................         10,000,000
  10,000,000      1.84%, 11/4/02 ............................          9,998,467
  10,000,000      1.84%, 11/13/02 ...........................          9,993,867
  10,000,000      1.83%, 12/10/02 ...........................          9,980,175
   5,000,000    Sempra Energy Global Enterprises, Inc.
                  2.15%, 11/5/02+ ...........................          4,998,806
                Sigma Finance, Inc.:
  20,000,000      2.04%, 11/12/02+ ..........................         19,987,533
  11,000,000      1.97%, 4/4/03+ ............................         10,907,301
  15,000,000    Victory Receivables Corp.
                  1.82%, 11/21/02+ ..........................         14,984,833
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Total Commercial Paper (cost $497,737,911) ..................        497,737,911
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Floating Rate Notes - 14.6%
                American Express Centurion:
  10,000,000      1.80%, 7/11/03 ............................          9,999,311
  20,000,000      1.80%, 10/10/03 ...........................         20,000,000
  15,000,000    American Honda Finance Corp.
                  1.73%, 10/8/03+ ...........................         14,995,796
  25,000,000    Blue Heron Funding II, Ltd., Class A
                  1.85875%, 3/21/03+,ss. ....................         25,000,000
  10,000,000    Comerica Bank
                  1.88%, 10/24/03 ...........................          9,998,034
  10,000,000    Countrywide Home Loans, Inc.
                  2.17%, 5/22/03 ............................         10,016,016
  23,000,000    Credit Suisse First Boston, Inc.
                  2.3425%, 7/18/03 ..........................         23,082,147
  30,900,000    Four Winds Funding Corp.
                  1.805%, 11/12/02+,ss. .....................         30,895,751
  20,000,000    General Electric Capital Corp.
                  1.845%, 10/17/03 ..........................         20,000,000
                Household Finance Corp.:
  25,000,000      2.04%, 12/20/02 ...........................         25,000,000
  20,000,000      2.17%, 5/30/03 ............................         20,000,000
  18,213,016    Liquid Asset Backed Securities Trust
                  Series 1998-2 Class A
                  1.85%, 11/26/02 ...........................         18,213,016
  25,000,000    Northern Rock PLC
                  1.75%, 2/14/03+ ...........................         25,000,000
   8,940,580    Residential Mortgage Securities
                  Series 12A - Class A1
                  1.83%, 4/11/03+,ss. .......................          8,940,580
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Total Floating Rate Notes (cost $261,140,651) ...............        261,140,651
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See Notes to Schedules of Investments and Financial Statements.

2  Janus Institutional Cash Reserves Fund  October 31, 2002

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Schedule of Investments

Principal Amount                                                   Market Value
================================================================================
Master Notes - 15.3%
$ 50,000,000    Banc of America Securities LLC
                  (same day put)
                  2.03%, 11/1/02 ............................     $   50,000,000
  25,000,000    EMC Mortgage Corp. (same day put)
                  2.075%, 5/2/03 ............................         25,000,000
  60,000,000    GMAC Mortgage Corp. of Pennsylvania
                  2.315374%, 11/1/02 ........................         60,000,000
  25,000,000    J.P. Morgan Securities, Inc. (seven day put)
                  1.955%, 2/7/03 ............................         25,000,000
                Lehman Brothers, Inc.:
  20,000,000      (same day put), 2.055%, 2/16/03 ...........         20,000,000
  20,000,000      (90 day put), 2.055%, 5/21/03 .............         20,000,000
  75,000,000    Merrill Lynch & Company, Inc.
                  (seven day put)
                  2.025%, 2/24/03 ...........................         75,000,000
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Total Master Notes (cost $275,000,000) ......................        275,000,000
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Repurchase Agreements - 7.7%
  87,800,000    ABN AMRO Bank N.V., 1.95%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $87,804,756
                  collateralized by $532,006,345
                  in U.S. Government Agencies
                  2.62%-8.199%; 4/1/09-12/1/37
                  with a value of $89,556,000 ...............         87,800,000
  50,000,000    Bear Stearns & Company, Inc., 1.955%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $50,002,715
                  collateralized by $248,312,317
                  in Collateralized Mortgage Obligations
                  0%-7.25%, 7/25/08-10/25/35
                  AAA-AA-; with a value of $51,000,086 ......         50,000,000
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Total Repurchase Agreements (cost $137,800,000) .............        137,800,000
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Short-Term Corporate Notes - 3.2%
                Sigma Finance, Inc.:
  25,000,000      1.92%, 10/15/03+ ..........................         25,000,000
  10,000,000      1.96%, 10/27/03+ ..........................         10,000,000
  23,240,000    West Baton Rouge Parish, Louisiana
                  2.05%, 11/8/02 ............................         23,240,000
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Total Short-Term Corporate Notes (cost $58,240,000) .........         58,240,000
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Taxable Variable Rate Demand Notes - 10.9%
$  4,000,000    Capel, Inc.
                  1.85%, 9/1/09 .............................     $    4,000,000
   8,450,000    Crozer-Keystone Health Systems
                  1.96%, 12/15/21 ...........................          8,450,000
                Eagle County, Colorado Housing Facility
                  Revenue, (BC Housing LLC Project)
                  Series A:
   9,100,000      1.74%, 6/1/27 .............................          9,100,000
   8,000,000      1.79%, 5/1/39 .............................          8,000,000
  12,100,000    Edison Chouest Offshore International
                  Promissory Notes, Series 2002
                  1.82%, 3/1/04 .............................         12,100,000
   5,000,000    H.C. Equities L.P.
                  1.80%, 12/1/23 ............................          5,000,000
   4,750,000    J.D. Parks and Lissa Parks, Series 2002
                  1.82%, 6/1/22 .............................          4,750,000
   8,700,000    Jasper, Morgan, Newton and Walton
                  Counties, Georgia Joint Development
                  Authority Revenue, (Industrial Park Project)
                  1.90%, 12/1/20 ............................          8,700,000
   8,000,000    Lock-N-Store, Inc., Series 2002
                  1.84%, 9/1/22 .............................          8,000,000
  27,000,000    Los Angeles, California Unified School
                  Districts, (Belmont Learning Complex)
                  Series A, 2.00%, 12/1/17 ..................         27,000,000
   9,570,000    Octel Starreon LLC, Series 2002-A
                  1.89%, 6/1/12 .............................          9,570,000
  13,300,000    Russell Lands, Inc., Series 2002
                  1.82%, 8/1/12 .............................         13,300,000
  12,750,000    Safe Mini Storage Development LLC
                  Promissory Notes, Series 2002
                  1.85%, 10/1/17 ............................         12,750,000
   5,335,000    United Church Homes, Inc., Health Care
                  Facility Revenue Notes, Series 2002
                  1.96%, 9/1/27 .............................          5,335,000
  11,500,000    Village Green Finance Co.
                  1.80%, 11/1/22 ............................         11,500,000
   5,818,000    Virginia Health Services
                  1.80%, 1/1/18 .............................          5,818,000
   9,900,000    West Park Apartments LLC and Cedar
                  Pines Apartments LLC, Series 2002
                  1.75%, 9/1/22 .............................          9,900,000
  32,000,000    Westchester County, New York Industrial
                  Development Agency (Fortwest II Facility)
                  Series 2002, 2.00%, 5/1/32 ................         32,000,000
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Total Taxable Variable Rate Demand Notes (cost $195,273,000)         195,273,000
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Total Investments (total cost $1,790,271,281) - 99.9% .......      1,790,271,281
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Cash, Receivables and Other Assets, net of Liabilities - 0.1%          1,886,583
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Net Assets - 100% ...........................................     $1,792,157,864
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See Notes to Schedules of Investments and Financial Statements.

                     Janus Institutional Cash Reserves Fund  October 31, 2002  3

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STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2002
(all numbers in thousands except net asset value per share)

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Assets:
  Investments at amortized cost                                     $  1,790,271
  Cash                                                                       129
  Receivables:
    Interest                                                               3,917
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Total Assets                                                           1,794,317
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Liabilities:
  Payables
    Dividends and distributions                                            1,883
    Advisory fees                                                            149
    Administrative fees                                                      119
    Audit fees                                                                 8
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Total Liabilities                                                          2,159
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Net Assets                                                          $  1,792,158
Shares Outstanding                                                     1,792,158
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Net Asset Value Per Share                                           $       1.00
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See Notes to Financial Statements.

4  Janus Institutional Cash Reserves Fund  October 31, 2002

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STATEMENT OF OPERATIONS

For the period ended October 31, 2002(1)
(all numbers in thousands)

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Investment Income:
  Interest                                                          $     11,996
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                                                                          11,996
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Expenses:
  Advisory fees                                                              588
  Administrative fee                                                         470
  Audit fees                                                                  10
  Trustees' fees and expenses                                                  6
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Total Expenses                                                             1,074
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Net Investment Income/(Loss)                                              10,922
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Net Realized Gain/(Loss) on Investments:
  Net realized gain/(loss) from investment transactions                       11
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Net Increase in Net Assets Resulting from Operations                $     10,933
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(1)  Period May 15, 2002 (inception) to October 31, 2002.

See Notes to Financial Statements.

                     Janus Institutional Cash Reserves Fund  October 31, 2002  5

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STATEMENT OF CHANGES IN NET ASSETS

For the period ended October 31
(all numbers in thousands)                                               2002(1)

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Operations:
  Net investment income                                             $     10,922
  Net realized gain from investment transactions                              11
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Net Increase in Net Assets Resulting from Operations                      10,933
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Dividends and Distributions to Shareholders:
  Net investment income                                                 (10,922)
  Net realized gain from investment transactions                            (11)
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Net Decrease from Dividends and Distributions                           (10,933)
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Capital Share Transactions:
  Shares sold                                                          3,776,545
  Reinvested dividends and distributions:                                  2,086
  Shares repurchased                                                 (1,986,473)
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Net Increase/(Decrease) from Capital Share Transactions                1,792,158
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Net Increase/(Decrease) in Net Assets                                  1,792,158
Net Assets:
  Beginning of Period                                                         --
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  End of Period                                                     $  1,792,158
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Net Assets Consist of:
  Capital (par value and paid-in surplus)                           $  1,792,158
Transactions in Fund Shares:
  Shares sold                                                          3,776,545
  Reinvested dividends and distributions                                   2,086
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Total                                                                  3,778,631
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  Shares repurchased                                                 (1,986,473)
Net Increase/(Decrease) in Fund Shares                                 1,792,158
Shares Outstanding, Beginning of Period                                      --
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Shares Outstanding, End of Period                                      1,792,158
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(1)  Period May 15, 2002 (inception) to October 31, 2002.

See Notes to Financial Statements.

6  Janus Institutional Cash Reserves Fund  October 31, 2002

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FINANCIAL HIGHLIGHTS

For a share outstanding during the
period ended October 31
                                                                         2002(1)

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Net Asset Value, Beginning of Period                                $       1.00
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Income from Investment Operations:
  Net investment income/(loss)                                               .01
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Total from Investment Operations                                             .01
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Less Dividends and Distributions:
  Dividends (from net investment income)                                   (.01)
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Total Dividends and Distributions                                          (.01)
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Net Asset Value, End of Period                                      $       1.00
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Total Return*                                                              0.87%
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Net Assets at End of Period (in thousands)                          $  1,792,158
Average Net Assets for the Period (in thousands)                    $  1,262,186
Ratio of Expenses to Average Net Assets**(2)                            0.18%(3)
Ratio of Net Investment Income to Average Net Assets**(2)                  1.86%

(1)  Period May 15, 2002 (inception) to October 31, 2002.
(2)  See "Explanations of Charts, Tables and Financial Statements."
(3) The ratio would have been 0.17% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
 *Total return not annualized for periods of less than one full year. **Annualized for periods less than one full year.

See Notes to Financial Statements.

                     Janus Institutional Cash Reserves Fund  October 31, 2002  7

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NOTES TO SCHEDULE OF INVESTMENTS

+ Securities are exempt from the registration requirements of the Securities Act of 1933, Section 4(2) of the Securities Act or other provisions and may be deemed to be restricted for resale.
ss. Security is illiquid.

Variable rate notes are notes which the interest rate is based on specific, an index of or market interest rates, and is subject to change. Rates in the security description are as of October 31, 2002.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a Fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

8  Janus Institutional Cash Reserves Fund  October 31, 2002

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NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Institutional Cash Reserves Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests exclusively in high-quality money market instruments.

The Fund began operations on May 15, 2002. Janus Capital Management LLC ("Janus Capital") invested $10,000 of initial seed capital. The Fund currently offers one class of shares.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believe that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's trustees. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold (trade date). Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
Dividends are declared daily and distributed monthly. The Fund bears expenses incurred specifically on its behalf.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

                     Janus Institutional Cash Reserves Fund  October 31, 2002  9

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NOTES TO FINANCIAL STATEMENTS (continued)

2.   AGREEMENTS

The Fund pays Janus Capital .20% of average daily net assets as an investment advisory fee. Janus Capital has agreed to reduce its advisory fee for the Fund to .10%. In addition, the Fund pays Janus Capital an administrative fee of .15% which Janus Capital agreed to reduce to .08%. All other expenses of the Fund except interest and taxes, fees and expenses of Trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs are paid by Janus Capital.

Certain officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

Funds managed by Janus Capital may invest in the Fund. During the period ended October 31, 2002, the Fund recorded distributions to affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

                                               Purchases           Sales        Dividend          Market Value
                                              Shares/Cost       Shares/Cost      Income           at 10/31/02
==============================================================================================================
Janus Institutional Cash Reserves Fund
Janus Twenty Fund                            $950,000,000      $625,000,000     $4,299,027        $325,000,000
Janus Worldwide Fund                          300,000,000       300,000,000        720,808                  --
--------------------------------------------------------------------------------------------------------------
                                             $925,000,000      $925,000,000     $5,019,835        $325,000,000
--------------------------------------------------------------------------------------------------------------

10  Janus Institutional Cash Reserves Fund  October 31, 2002

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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Janus Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Janus Institutional Cash Reserves Fund (one of the portfolios constituting the Janus Investment Fund, hereafter referred to as the "Fund") at October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period May 15, 2002 (inception) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Denver, Colorado
December 5, 2002

                    Janus Institutional Cash Reserves Fund  October 31, 2002  11

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EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS
(unaudited)

1.   PERFORMANCE OVERVIEWS

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULES OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolios. The Fund realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

12  Janus Institutional Cash Reserves Fund  October 31, 2002

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The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate (as applicable).

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

The next line reflects the average annual total return reported the last day of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across the funds for a number of reasons, including the differences in management fees, the average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income summarizes the income earned divided by the average net assets of the Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

                    Janus Institutional Cash Reserves Fund  October 31, 2002  13

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TRUSTEES AND OFFICERS (unaudited)

The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this report, collectively, these three registered investment companies consisted of 52 series or funds.

The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

TRUSTEES

                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex
                         Positions               Length of       Principal Occupations         Overseen      Other Directorships
Name, Age and Address    Held with Fund          Time Served     During the Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
Thomas H. Bailey*        Chairman and Trustee    6/69-Present    Formerly, President           52            N/A
100 Fillmore Street                                              (1978-2002) and Chief
Denver, CO 80206                                                 Executive Officer (1994-
Age 65                                                           2002) of Janus Capital
                                                                 or Janus Capital
                                                                 Corporation. President
                                                                 and Director (1994-2002)
                                                                 of the Janus Foundation;
                                                                 Chairman and Director
                                                                 (1978-2002) of Janus
                                                                 Capital Corporation and
                                                                 Director (1997- 2001) of
                                                                 Janus Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

William F. McCalpin      Trustee                 6/02-Present    Executive Vice President      52            Founding Director and
100 Fillmore Street                                              and Chief Operating                         Board Chair, Solar
Denver, CO 80206                                                 Officer of The                              Development
Age 45                                                           Rockefeller Brothers                        Foundation; Trustee and
                                                                 Fund (a private family                      Vice President, Asian
                                                                 foundation). Formerly,                      Cultural Council.
                                                                 Director of Investments
                                                                 (1991-1998) of The John
                                                                 D. and Catherine T.
                                                                 MacArthur Foundation (a
                                                                 private family
                                                                 foundation).

John W. McCarter, Jr.    Trustee                 6/02-Present    President and Chief           52            Chairman of the Board,
100 Fillmore Street                                              Executive Officer of The                    Divergence LLC;
Denver, CO 80206                                                 Field Museum of Natural                     Director of A.M. Castle
Age 64                                                           History. Formerly, Senior                   & Co., Harris Insight
                                                                 Vice President (1987-1997)                  Funds, W.W. Grainger,
                                                                 of Booz-Allen & Hamilton,                   Inc.; Trustee of WTTW
                                                                 Inc. (a management                          (Chicago public
                                                                 consulting firm).                           television station),
                                                                                                             the University of
                                                                                                             Chicago and Chicago
                                                                                                             Public Education Fund.

Dennis B. Mullen         Trustee                 2/71-Present    Private Investor. Formerly    52            N/A
100 Fillmore Street                                              (1997-1998) Chief
Denver, CO 80206                                                 Financial Officer - Boston
Age 58                                                           Market Concepts, Boston
                                                                 Chicken, Inc., Golden, CO
                                                                 (a restaurant chain).
------------------------------------------------------------------------------------------------------------------------------------

*The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

14  Janus Institutional Cash Reserves Fund  October 31, 2002

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--------------------------------------------------------------------------------

                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex
                         Positions               Length of       Principal Occupations         Overseen      Other Directorships
Name, Age and Address    Held with Fund          Time Served     During the Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees - (continued)
James T. Rothe           Trustee                 1/97-Present    Professor of Business,        52            Director of Optika,
100 Fillmore Street                                              University of Colorado,                     Inc. and NeoCore Corp.
Denver, CO 80206                                                 Colorado Springs, CO.
Age 58                                                           Formerly, Distinguished
                                                                 Visiting Professor of
                                                                 Business (2001-2002),
                                                                 Thunderbird (American
                                                                 Graduate School of
                                                                 International Management),
                                                                 Phoenix, AZ; and Principal
                                                                 (1988-1999) of Phillips-
                                                                 Smith Retail Group,
                                                                 Colorado Springs, CO (a
                                                                 venture capital firm).

William D. Stewart       Trustee                 6/84-Present    Corporate Vice President      52        N/A
100 Fillmore Street                                              and General Manager of MKS
Denver, CO 80206                                                 Instruments - HPS
Age 58                                                           Products, Boulder, CO (a
                                                                 manufacturer of vacuum
                                                                 fittings and valves).

Martin H. Waldinger      Trustee                 8/69-Present    Consultant.                   52        N/A
100 Fillmore Street
Denver, CO 80206
Age 64
------------------------------------------------------------------------------------------------------------------------------------

                    Janus Institutional Cash Reserves Fund  October 31, 2002  15

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TRUSTEES AND OFFICERS (unaudited) (continued)

OFFICERS

                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Fund              Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Sharon S. Pichler**          Executive Vice President              12/94-Present    Vice President of Janus Capital.
100 Fillmore Street          and Portfolio Manager
Denver, CO 80206             Janus Institutional Cash Reserves
Age 53                       Fund

Thomas A. Early**            Vice President and General Counsel    3/98-Present     Vice President, General Counsel, Chief
100 Fillmore Street                                                                 Corporate Affairs Officer, Secretary and
Denver, CO 80206                                                                    Interim Director of Janus Capital; Vice
Age 47                                                                              President, General Counsel and Secretary
                                                                                    of Janus Services LLC, Janus Capital
                                                                                    International LLC and Janus Institutional
                                                                                    Services LLC; Vice President, General
                                                                                    Counsel and Director to Janus
                                                                                    International (Asia) Limited and Janus
                                                                                    International Limited; Vice President,
                                                                                    General Counsel and Secretary to Janus
                                                                                    Distributors LLC and the Janus
                                                                                    Foundation; and Director for Janus
                                                                                    Capital Trust Manager Limited, Janus
                                                                                    World Principal Protected Funds and
                                                                                    Janus World Funds. Formerly, Director
                                                                                    (2001) of Janus Distributors, Inc. and
                                                                                    Janus Services, Inc.; Vice President,
                                                                                    General Counsel, Secretary and Director
                                                                                    (2000-2002) of Janus International
                                                                                    Holding, Inc.; Executive Vice President
                                                                                    and General Counsel (1997-1998) of
                                                                                    Prudential Investments Fund Management
                                                                                    LLC; and Vice President and General
                                                                                    Counsel (1994-1997) of Prudential
                                                                                    Retirement Services.

Anita E. Falicia**           Assistant Treasurer                   2/97-10/02       Vice President of Investment Accounting
100 Fillmore Street          Vice President, Chief Financial       10/02-Present    of Janus Capital. Formerly, Assistant Vice
Denver, CO 80206             Officer,                                               President (2000-2002) of Investment
Age 34                       Treasurer and Principal               10/02-Present    Accounting of Janus Capital or Janus
                             Accounting Officer                                     Capital Corporation; Director (1999-2000)
                                                                                    of Investment Accounting of Janus
                                                                                    Capital Corporation; and Director
                                                                                    (1997-1999) of Fund Accounting of
                                                                                    Janus Capital Corporation.

Bonnie M. Howe**             Vice President                        12/99-Present    Vice President and Assistant General
100 Fillmore Street                                                                 Counsel to Janus Capital, Janus
Denver, CO 80206                                                                    Distributors LLC and Janus Services LLC.
Age 37                                                                              Formerly, Assistant Vice President
                                                                                    (1997-1999) and Associate Counsel
                                                                                    (1995-1999) for Janus Capital Corporation
                                                                                    and Assistant Vice President (1998-2000)
                                                                                    for Janus Service Corporation.

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

16  Janus Institutional Cash Reserves Fund  October 31, 2002

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--------------------------------------------------------------------------------

                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Fund              Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Kelley Abbott Howes**        Vice President and Secretary          12/99-Present    Vice President of Domestic Funds and
100 Fillmore Street                                                                 Assistant General Counsel to Janus Capital,
Denver, CO 80206                                                                    Vice President and Assistant General
Age 37                                                                              Counsel of Janus Distributors LLC and
                                                                                    Janus Services LLC. Formerly, Assistant
                                                                                    Vice President (1997-1999) of Janus Capital
                                                                                    Corporation; Chief Compliance Officer,
                                                                                    Director and President (1997-1999) of
                                                                                    Janus Distributors, Inc.; and Assistant
                                                                                    Vice President (1998-2000) of Janus
                                                                                    Service Corporation.

David R. Kowalski**          Vice President                        6/02-Present     Vice President and Chief Compliance
100 Fillmore Street                                                                 Officer of Janus Capital and Janus
Denver, CO 80206                                                                    Distributors LLC; and Assistant Vice
Age 45                                                                              President of Janus Services LLC.
                                                                                    Formerly, Senior Vice President and
                                                                                    Director (1985-2000) of Mutual Fund
                                                                                    Compliance for Van Kampen Funds.

Loren M. Starr**             President and Chief Executive         9/02-Present     Vice President, Chief Financial Officer
100 Fillmore Street          Officer                                                and Interim Director of Janus Capital;
Denver, CO 80206                                                                    Vice President of Finance, Treasurer and
Age 41                                                                              Chief Financial Officer of Janus Services
                                                                                    LLC and Janus International Limited;
                                                                                    Vice President of Finance, Treasurer
                                                                                    and Chief Financial Officer of Janus
                                                                                    Distributors LLC, Janus Capital
                                                                                    International LLC and Janus Institutional
                                                                                    Services LLC; and Director of Janus
                                                                                    Capital Trust Manager Limited, Janus
                                                                                    World Principal Protected Funds and
                                                                                    Janus World Funds. Formerly, Vice
                                                                                    President of Finance, Treasurer, Chief
                                                                                    Financial Officer (2001-2002) and
                                                                                    Director (2002) for Janus International
                                                                                    Holding, Inc.; Managing Director,
                                                                                    Treasurer and Head of Corporate Finance
                                                                                    and Reporting (1998-2001) for Putnam
                                                                                    Investments; and Senior Vice President of
                                                                                    Financial Planning and Analysis (1996-
                                                                                    1998) for Lehman Brothers, Inc.

Heidi J. Walter**            Vice President                        4/00-Present     Vice President and Assistant General
100 Fillmore Street                                                                 Counsel to Janus Capital and Janus
Denver, CO 80206                                                                    Services LLC. Formerly, Vice President
Age 34                                                                              and Senior Legal Counsel (1995-1999)
                                                                                    for Stein Roe & Farnham, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.


                    Janus Institutional Cash Reserves Fund  October 31, 2002  17

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Fund distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (11/02)

                                                                103-02-100 12/02

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